S000084922 [Member] Investment Strategy - Barrow Hanley Emerging Markets Value Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of “value companies” located in emerging market countries and instruments with economic characteristics similar to such securities. Instruments with economic characteristics similar to securities of companies located in emerging market countries include sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
Emerging market countries, which may include frontier market countries, are countries represented in the MSCI Emerging Markets Index, the MSCI Frontier Markets Index and to the extent not represented in those indexes, Singapore and Hong Kong. The Fund invests principally in common stock and sponsored and unsponsored ADRs and GDRs, of companies of any market capitalization.
The Fund may invest in the securities of companies located in the People’s Republic of China (“China”), including A Shares of such companies that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.
Barrow, Hanley, Mewhinney & Strauss, LLC, the Fund’s sub‑adviser (the “Sub‑Adviser” or “Barrow Hanley”), pursues a value-oriented strategy and strives to construct a portfolio of “value companies”, which the portfolio managers select on a bottom‑up basis. The portfolio managers utilize a variety of valuation metrics to assess a company, including, but not limited to, price to earnings ratio, price to book ratio, free cash flow yield, price to sales, and/or dividend yield. The Fund defines a “value company” as an issuer with one or more valuation metrics favorable to the MSCI Emerging Markets Index aggregate for the same metric. Barrow Hanley’s Emerging Markets Value team employs a two‑stage process – incorporating both quantitative and qualitative elements – to manage their investment research effort. Initially, the team uses a valuation based, quantitative screen to narrow down a broad universe of approximately 5,500 emerging markets stocks to a universe of approximately 100‑150 stocks (the “guidance list”) that appear to Barrow Hanley to have attractive valuations and also exhibit stable to improving operating fundamentals, strong operating cash flow, and a responsible balance sheet. This guidance list serves as the beginning of Barrow Hanley’s research team’s qualitative assessment. The research team further refines the guidance list using sector-specific criteria (including, capital ratios for financials, price‑to‑net asset value metrics for energy, and other metrics), ultimately focusing on ideas that Barrow Hanley believes are compelling opportunities. In the fundamental stage of the investment process, the responsible analyst(s) conducts stock-specific research on each company of interest, including interviews with company management.